Financial result	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Financial result
8.	Financial result
Financial income and financial expenses consist of the following:

	Year ended December 31,
	2023	2022	2021
	(Euros in thousands)
Change in fair value of liabilities of warrants	(2,079)	10,945	(10,990)

Interest income	13,845	2,476	133
Foreign currency gains	5	6,940	5,542

Other financial income	13,850	9,416	5,675

Interest expenses	(831)	(1,038)	(566)
Foreign currency losses	(5,633)	(6,500)	(276)
Losses on financial instruments	(576)	(741)	(884)

Other financial expenses	(7,040)	(8,279)	(1,726)
Financial result	4,731	12,082	(7,041)

The fair value of warrants increased from €2.35 ($
2.51
) per warrant as of December 31, 2022 to €2.64 ($2.92) per warrant as of December 31, 2023. The result is an increase in fair value of liabilities for warrants of €2.1 million for the year ended December 31, 2023.
The fair value of warrants decreased from €3.88 ($4.39) per warrant as of December 31, 2021 to €2.35 ($2.51) per warrant as of December 31, 2022. The result is a decrease in fair value of liabilities for warrants of €10.9 million for the year ended December 31, 2022.
The fair value of warrants increased from €2.35 ($2.88) per warrant as of December 31, 2020 to €3.88 ($4.39) per warrant as of December 31, 2021. The result is an increase in fair value of liabilities for warrants of €11.0 million for the year ended December 31, 2021.
Interest income mainly results from short-term deposits as well as cash balances. Interest expenses mainly result from leases.
Foreign currency gains and losses mainly consist of realized and unrealized gains and losses in connection with our USD holdings of cash and cash equivalents, short-term deposits as well as bonds in Immatics N.V. and Immatics GmbH.
Losses on financial instruments include expected credit losses on cash and cash equivalents and Other financial assets for the year ended December 31, 2023 and 2022 and losses from foreign currency forward contracts for the year ended December 31, 2021.